Prospectus Supplement
John Hancock Variable Insurance Trust
Supplement dated June 16, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
Fundamental All Cap Core Trust (the fund)
Effective June 12, 2025 (the Effective Date), Emory W. (Sanday) Sanders, Jr., CFA no longer serves as a portfolio manager of the fund. Accordingly, as of the Effective Date, all references to Emory W. (Sandy) Sanders, Jr. were removed from the Prospectus. Effective immediately, Michael J. Mattioli, CFA and Nicholas P. Renart are added as portfolio managers of the fund. Jonathan T. White, CFA will continue as a portfolio manager of the fund, and together with Michael J. Mattioli and Nicholas P. Renart are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following information will be added under the heading “Portfolio management” in the “Fund summary” section for the fund:
Michael J. Mattioli, CFA
Portfolio Manager and Senior Investment Analyst
Managed fund since 2025
Nicholas P. Renart
Portfolio Manager and Senior Investment Analyst
Managed fund since 2025
Additionally, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Manulife Investment Management (US) LLC (“Manulife IM(US)”)” is amended to include Michael J. Mattioli as a portfolio manager of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of the portfolio managers below the table:
Michael J. Mattioli, CFA. Portfolio Manager and Senior Investment Analyst; joined Manulife IM (US) in 2011.
Nicholas P. Renart. Portfolio Manager and Senior Investment Analyst; joined Manulife IM (US) in 2011.
Fundamental Large Cap Value Trust
Effective June 12, 2025 (the Effective Date), Emory W. (Sandy) Sanders, Jr., CFA no longer serves as a portfolio manager of the fund. Accordingly, as of the Effective Date, all references to Emory W. (Sandy) Sanders, Jr. are removed from the Prospectus. Effective immediately, Jonathan T. White, CFA is added as a portfolio manager of the fund. Nicholas P. Renart will continue as a portfolio manager of the fund, and together with Jonathan T. White are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information is added under the heading “Portfolio management” in the “Fund summary” section for the fund:
Jonathan T. White, CFA
Senior Portfolio Manager
Managed fund since 2025
Additionally, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Manulife Investment Management (US) LLC (“Manulife IM(US)”)” is amended to include Jonathan T. White, CFA as a portfolio manager of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of the portfolio managers below the table:
Jonathan T. White, CFA. Senior Portfolio Manager; joined Manulife IM (US) in 2011.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement
John Hancock Variable Insurance Trust
Supplement dated June 16, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)
Fundamental All Cap Core Trust (the fund)
Effective June 12, 2025 (the Effective Date), Emory W. (Sandy) Sanders, Jr., CFA no longer serves as a portfolio manager of the fund. Accordingly, as of the Effective Date, all references to Emory W. (Sandy) Sanders, Jr. were removed from the SAI. Effective immediately, Michael J. Mattioli, CFA and Nicholas P. Renart are added as portfolio managers of the fund. Jonathan T. White, CFA will continue as a portfolio manager of the fund, and together with Michael J. Mattioli and Nicholas P. Renart are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following information regarding Michael J. Mattioli and Nicholas P. Renart supplements the information presented in Appendix B - Portfolio Manager Information, which provides additional information about the portfolio managers of the fund’s subadvisor, Manulife Investment Management (US) LLC:
Portfolio Managers and Other Accounts Managed
The following table reflects information regarding accounts other than the fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof), (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager 's investment in the fund and similarly managed accounts.
The following table provides information as of April 30, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions) ($)	Number of Accounts	Assets (in millions) ($)	Number of Accounts	Assets (in millions) ($)
Michael J. Mattioli	4	6,035	12	8,978	18	4,411
Nicholas P. Renart	5	6,787	9	7,808	20	4,419
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions) ($)	Number of Accounts	Assets (in millions) ($)	Number of Accounts	Assets (in millions) ($)
Michael J. Mattioli	0	0	0	0	3	1,531
Nicholas P. Renart	0	0	0	0	3	1,531
Ownership of the Fund and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the portfolio manager listed above as of April 30, 2025. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Each portfolio manager 's ownership of fund shares is stated in the footnote below the table.
Portfolio Manager	Dollar Range of Shares Owned[1]
Michael J. Mattioli	none
Nicholas P. Renart	$100,001–$500,000
1As of April 30, 2025, Michael J. Mattioli and Nicholas P. Renart beneficially owned none and none of the fund, respectively.

Fundamental Large Cap Value Trust (the fund)
Effective June 12, 2025 (the Effective Date), Emory W. (Sandy) Sanders, Jr., CFA no longer serves as a portfolio manager of the fund. Accordingly, as of the Effective Date, all references to Emory W. (Sandy) Sanders, Jr. were removed from the SAI. Effective immediately, Jonathan T. White, CFA is added as a portfolio manager of the fund. Nicholas P. Renart will continue as a portfolio manager of the fund, and together with Jonathan T. White are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following information regarding Jonathan T. White supplements the information presented in Appendix B - Portfolio Manager Information, which provides additional information about the portfolio managers of the fund’s subadvisor, Manulife Investment Management (US) LLC:
Portfolio Managers and Other Accounts Managed
The following table reflects information regarding accounts other than the fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof), (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Jonathan T. White’s investment in the fund and similarly managed accounts.
The following table provides information as of April 30, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions) ($)	Number of Accounts	Assets (in millions) ($)	Number of Accounts	Assets (in millions) ($)
Jonathan T. White	5	8,292	16	9,440	20	4,419
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions) ($)	Number of Accounts	Assets (in millions) ($)	Number of Accounts	Assets (in millions) ($)
Jonathan T. White	0	0	0	0	3	1,531
Ownership of the Fund and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the portfolio manager listed above as of April 30, 2025. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Jonathan T. White’s ownership of fund shares is stated in the footnote below the table.
Portfolio Manager	Dollar Range of Shares Owned[1]
Jonathan T. White	none
1As of April 30, 2025, Jonathan T. White beneficially owned none of the fund.
You should read this supplement in conjunction with the SAI Prospectus and retain it for your future reference.